ADVANCE TO SELLERS	12 Months Ended
Mar. 31, 2021
ADVANCE TO SELLERS
ADVANCE TO SELLERS

6. ADVANCE TO SELLERS

	March 31,	March 31,
	2020	2021
	RMB	RMB
Advance to sellers	134,214	—
Less: provision for credit losses	(1,688)	—
	132,526	—

The movement of allowance for the three months ended March 31, 2020, and the fiscal year ended March 31, 2021, was as follows:

	For the three	For the fiscal
	months ended	year ended
	March 31,	March 31,
	2020	2021
	RMB	RMB
Beginning balance of the period	—	(1,688)
Cumulative effect of adopting ASU 2016-13	(31,577)	—
Addition	(65,659)	(48,989)
Write-off	95,548	50,677
Ending balance of the period	(1,688)	—

When facilitating used car transaction, the Group connects the sellers and buyers and provides service in relation to the cash flow remittance, for example, the Group collects the cash from buyers and remits to sellers. Starting from September 2020, the Group started to build its own used vehicles inventory. Under this model, the Group makes instalments to car dealers, and the full payment to car dealers before the completion of inventory purchase are recorded under prepayment for used vehicles.